General information, corporate reorganization and initial public offering	12 Months Ended
Dec. 31, 2018
Disclosure Of General Information And Corporate Reorganization [Abstract]
General information, corporate reorganization and initial public offering

1 General information, corporate reorganization and initial public offering

General Information

Corporación América Airports S.A. (the “Company” or “CAAP”) is a holding company primarily engaged through its operating subsidiaries in the acquisition, development and operation of airport concessions. The Company and its operating subsidiaries are collectively referred to hereinafter as the “Group”.

The Company was formed as a private limited liability company under the laws of the Grand Duchy of Luxembourg on December 14, 2012. The Company is ultimately controlled by Southern Cone Foundation (“SCF”), a foundation organized under the laws of the Principality of Liechtenstein. The address of its registered office is in Vaduz.

The Group currently has operations in Argentina, Brazil, Uruguay, Armenia, Italy, Ecuador and Peru.

Corporate Reorganization

SCF’s airport business was historically conducted through a large number of entities as to which there was no single holding entity but which were separately owned by entities directly or indirectly controlled by SCF during all the periods presented.

In order to facilitate the Company’s initial public offering, SCF completed a reorganization (the “Reorganization”) whereby, each of the operating and holding entities under SCF´s common control, were ultimately contributed to the Company (see Note 2J). Prior to the contribution of the businesses to the Company, certain initial preparatory steps were conducted whereby certain business activities were either transferred or sold between entities in several corporate reorganization steps under local laws. None of these reorganizations affected the common control structure of the entities forming the Group. Also, certain other SCF’s businesses activities were either sold or transferred to other companies and not contributed to the Company.

The reorganization process was completed on December 22, 2016 with the contribution of the shares of American International Airports LLC, the holding company which directly and indirectly controls the airports in Armenia and Argentina, to CAAP. The contribution was made, in accordance with Luxembourg law, at its fair value of USD 1,506,867 at December 22, 2016 (Note 24).

The Reorganization was accounted for as a reorganization of entities under common control for the interests in the contributed businesses which were contributed by the controlling shareholder. As such, the transactions were accounted for under the predecessor cost method. Under the predecessor cost method, the results and financial positions of the contributed businesses were combined and consolidated with and into the Company own operations as from January 1st, 2015, as if these businesses had always been part of the Group.

In addition, in connection with the initial public offering, the Company was converted on September 14, 2017, from a Luxembourg Limited Liability Company named A.C.I. Airports International S.à.r.l. (“ACI”) into a Luxembourg Corporation and changed its name to Corporación América Airports S.A. (the “Conversion”). In conjunction with the Conversion, all of the Company’s outstanding equity interests were converted into one billion five hundred million (1,500,000,000) shares of common stock which will be held by ACI Airports S.à.r.l. (the “Shareholder”). In connection with the Conversion, Corporación América Airports S.A. continues to hold all assets of ACI and assumes all of its liabilities and obligations.

The main adjustment of the Conversion principally gave effect to the recognition of the share capital of Corporación América Airports S.A. for a total nominal value of USD 1,500 million (USD 1 per share) and the elimination of the shares of A.C.I. Airports International S.à.r.l. for a total amount of USD 20 thousands and of the Free distributable reserves for a total amount of USD 1,499.9 million.

On January 19, 2018, the Shareholder approved a 1-to-10.12709504 reverse stock split of its common shares, consequently decreasing the outstanding common shares from 1,500,000,000 common shares to 148,117,500 common shares (the “Reverse Stock Split”). The nominal value of USD 1.00 of each common share did not change as a result of the Reverse Stock Split. It implied a reduction of share capital of USD 1,351,883 and an increase in Non-Distributable Reserves. In accordance with the provisions of the amended and restated articles of association of the Company, the non-distributable reserve may be distributed to its shareholders, from time to time, on a pro rata basis.

Initial Public Offering

On February 2, 2018, CAAP submitted the final prospectus to the U.S. Securities and Exchange Commission as an initial public offering of common shares of Corporación América Airports S.A. which was declared effective by such commission. The offering was of 11,904,762 common shares with a nominal value of USD 1 and the Shareholder offered 16,666,667 common shares which were fully subscribed. As a consequence of the Initial Public Offering, the share capital of CAAP has increased to 160,022,262 shares. The initial public offering price per common share was USD 17.00. As a result, CAAP had proceeds of USD 195,601 net of underwriting discounts and commissions but before other issuing expenses.

On February 5, 2018, the Executive Committee; in accordance with (i) the provisions of the articles of associations of the Company, and (ii) the resolutions taken by the Company´s board of directors which determined and confirmed the creation and composition of the Executive Committee and also the powers delegated to it with respect of the Initial Public Offering; resolved to approve the issuance of the new shares, acknowledged having received sufficient evidence showing that the subscription price of the new shares had been paid, and the amendment of the articles of associations in respect of the new share capital of USD 160,022,262.

These consolidated financial statements have been approved for issuance by the Company on April 11, 2019.